Post-Employment Benefits - Summary of Changes in Net Amount Recognized in Balance Sheet (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of defined benefit plans [line items]
Cost of current service	R$ 69	R$ 62	R$ 68
Net interest	(39)	(207)	(196)
Benefits paid	14	13	13
Actual return on assets	2,124	3,791	1,028
Plan assets [member]
Disclosure of defined benefit plans [line items]
At the beginning of the period	16,520	13,633	13,438
Net interest	1,639	1,483	1,334
Benefits paid	(1,141)	(1,060)	(908)
Contributions of sponsors	71	149	60
Contributions of participants	12	15	15
Exchange Variation	2	(8)
Remeasurements	485	2,308	(306)
At the end of the period	17,588	16,520	13,633
Present value of defined benefit obligation [member]
Disclosure of defined benefit plans [line items]
At the beginning of the period	(13,723)	(11,587)	(11,695)
Cost of current service	(69)	(62)	(68)
Net interest	(1,347)	(1,255)	(1,151)
Benefits paid	1,141	1,060	908
Balance arising from the Corpbanca acquisition		(207)
Exchange Variation	(6)	43
Remeasurements	(487)	(1,715)	419
At the end of the period	(14,491)	(13,723)	(11,587)
Surplus [member]
Disclosure of defined benefit plans [line items]
At the beginning of the period	2,797	2,046	1,743
Cost of current service	(69)	(62)	(68)
Net interest	292	228	183
Contributions of sponsors	71	149	60
Contributions of participants	12	15	15
Balance arising from the Corpbanca acquisition		(207)
Exchange Variation	(4)	35
Remeasurements	(2)	593	113
At the end of the period	3,097	2,797	2,046
Effect of asset ceiling [member]
Disclosure of defined benefit plans [line items]
At the beginning of the period	(3,008)	(2,134)	(1,847)
Net interest	(307)	(241)	(189)
Effects on asset ceiling	97	(633)	(103)
Remeasurements	1		5
At the end of the period	(3,217)	(3,008)	(2,134)
Recognized Amount [member]
Disclosure of defined benefit plans [line items]
At the beginning of the period	(211)	(88)	(104)
Cost of current service	(69)	(62)	(68)
Net interest	(15)	(13)	(6)
Contributions of sponsors	71	149	60
Contributions of participants	12	15	15
Effects on asset ceiling	97	(633)	(103)
Balance arising from the Corpbanca acquisition		(207)
Exchange Variation	(4)	35
Remeasurements	(1)	593	118
At the end of the period	R$ (120)	R$ (211)	R$ (88)